Loans (Major Loan Segments and Classes) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 332,450,000	$ 305,620,000
Allowance for loan losses	(6,177,000)	(5,069,000)
Deferred fees and costs	478,000	495,000
Net loans receivable	326,751,000	301,046,000
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	193,378,000	181,612,000
Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	80,794,000	63,860,000
Construction and land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,190,000	5,745,000
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,522,000	6,048,000
Total real estate mortages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	283,884,000	257,265,000
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,808,000	25,559,000
Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,070,000	4,008,000
Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 21,688,000	$ 18,788,000